BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 171,208	$ 399,516	$ 1,083,611
Prepaid expenses	64,167	90,424	202,472
Prepaid income taxes	255,364	255,364	0
Total Current Assets	490,739	745,304	1,286,083
Deferred tax asset		0	1,361
Marketable securities held in Trust Account	318,053,820	318,041,728	316,958,514
TOTAL ASSETS	318,544,559	318,787,032	318,245,958
Current Liabilities
Accounts payable and accrued expenses	4,064,980	2,157,963	181,732
Income taxes payable		0	94,636
Total Current Liabilities	4,064,980	2,157,963	276,368
Warrant liabilities	46,453,375	35,731,875	21,807,000
Deferred underwriting fee payable	11,068,750	11,068,750	11,068,750
Total Liabilities	61,587,105	48,958,588	33,152,118
Commitments and Contingencies
Class A common stock subject to possible redemption	318,259,184	264,828,435	280,093,836
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital		27,475,941	12,210,705
Accumulated deficit	(61,302,521)	(22,477,253)	(7,211,857)
Total Stockholders' (Deficit) Equity	(61,301,730)	5,000,009	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	318,544,559	318,787,032	318,245,958
Class A Common stock
Stockholders' (Deficit) Equity
Common Stock		530	365
Total Stockholders' (Deficit) Equity		530	365
Class B Common Stock
Stockholders' (Deficit) Equity
Common Stock	791	791	791
Total Stockholders' (Deficit) Equity	$ 791	$ 791	$ 791